Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements
(8)	Fair Value Measurements

Securities available for sale measured at fair value on a recurring basis are summarized below (in thousands):

	Fair Value	Level 1	Level 2	Level 3
At June 30, 2016:
Federal Home Loan Bank obligations	$5,024	—	5,024	—
U.S. Government enterprise and agency obligations	12,030	—	12,030	—
Mortgage-backed securities	49,231	—	49,231	—

Total	$66,285	—	66,285	—

	Fair Value	Level 1	Level 2	Level 3
At December 31, 2015:
Federal Home Loan Bank obligations	$15,074	—	15,074	—
U.S. Government enterprise and agency obligations	14,007	—	14,007	—
Mortgage-backed securities	36,863	—	36,863	—

Total	$65,944	—	65,944	—

During the six months ended June 30, 2016, no securities were transferred in or out of Levels 1, 2, or 3.

Impaired collateral-dependent loans are carried at fair value when the current collateral value is lower than the carrying value of the loan. Those impaired collateral-dependent loans which are measured at fair value on a nonrecurring basis, excluding purchased credit impaired loans are as follows (in thousands):

	At Period End				Total Losses	Losses Recorded During the Period
	Fair Value	Level 1	Level 2	Level 3
At June 30, 2016:
Commercial and Multifamily	$433	—	—	433	645	—
Commercial	446	—	—	446	72	—

Total	$879	—	—	879	717	—

At December 31, 2015:
Commercial and Multifamily	$450	—	—	450	645	—
Commercial	452	—	—	452	72	—

Total	$902	—	—	902	717	—

(continued)

Other real estate owned which is measured at fair value on a nonrecurring basis is summarized below (in thousands):

	At Period End				Total Losses	Losses Recorded During the Period
	Fair Value	Level 1	Level 2	Level 3
At June 30, 2016:
Other real estate owned	$52	—	—	52	—	—

At December 31, 2015:
Other real estate owned	$32	—	—	32	—	—

(12)	Fair Value Measurements

There were no securities available for sale at December 31, 2014. Securities available for sale measured at fair value on a recurring basis at December 31, 2015 are summarized below (in thousands):

	Fair Value	Level 1	Level 2	Level 3
Federal Home Loan Bank obligations	15,074	—	15,074	—
U.S. Government enterprise and agency obligations	14,007	—	14,007	—
Mortgage-backed securities	36,863	—	36,863	—

Total	$65,944	—	65,944	—

During the year ended December 31, 2015, no securities were transferred in or out of Level 1, Level 2, or Level 3.

Other real estate owned which is measured at fair value on a nonrecurring basis is summarized below (in thousands):

	Fair Value	Level 1	Level 2	Level 3	Total Losses	Losses Recorded During the Year
At December 31, 2015:
Other real estate owned	$32	—	—	32	—	—

At December 31, 2014:
Other real estate owned	$41	—	—	41	—	—

Impaired collateral-dependent loans are carried at the lower of carrying value or fair value. Those impaired collateral-dependent loans which are measured at fair value or a nonrecurring basis are as follows (in thousands):

	Fair Value	Level 1	Level 2	Level 3	Total Losses	Losses Recorded During the Year
At December 31, 2015:
Commercial and Multifamily	450	—	—	450	645	—
Commercial	452	—	—	452	72	—

Total	$902	—	—	902	717	—

At December 31, 2014:
Commercial and Multifamily	504	—	—	504	645	—
Commercial	94	—	—	94	74	2

Total	$598	—	—	598	719	2

Acquired assets, assumed liabilities and stockholders’ equity exchanged measured at fair value on an on recurring bases are as follows (in thousands):

	For the Year Ended December 31, 2015					Losses Recorded During the Year
	Fair Value	Level 1	Level 2	Level 3	Total Losses
Securities available for sale	$44,372	—	44,372	—	—	—

Loans, net of discount	$179,408	—	—	179,408	—	—

Premises and equipment	$8,727	—	—	8,727	—	—

Federal Home Loan Bank Stock	$1,540	—	—	1,540	—	—

Cash surrender value of bank owned life insurance	$4,585	—	—	4,585	—	—

Deferred income taxes	$2,095	—	—	2,095	—	—

Goodwill	$9,500	—	—	9,500	—	—

Core deposit intangible	$655	—	—	655	—	—

Accrued interest	$685	—	—	685	—	—

Other assets	$130	—	—	130	—	—

Deposits	$225,927	—	—	225,927	—	—

FHLB Advances	$31,480	—	—	31,480	—	—

Other borrowings	$3,285	—	—	3,285	—	—

Other liabilities	$729	—	—	729	—	—

Preferred Stock	$5,700	—	—	5,700	—	—